Shareholders' Equity (Tables)	12 Months Ended
Jan. 31, 2016
Share-based Compensation [Abstract]
Schedule of share-based compensation expense by award type
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Restricted stock and performance share units	$134	$157	$141
Restricted stock units	292	277	224
Other	22	28	23
Share-based compensation expense	$448	$462	$388

Schedule of restricted stock and performance share awards and restricted stock rights activity
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2016:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2015	8,723	$68.89	17,568	$61.00
Granted	3,295	71.64	6,392	71.38
Vested/exercised	(2,313)	61.37	(4,444)	53.71
Forfeited or expired	(1,446)	67.90	(1,925)	66.37
Outstanding at January 31, 2016	8,259	$72.23	17,591	$65.67

(1)	Assumes payout rate at 100% for Performance Share Units.

Schedule of restricted stock and performance share awards and restricted stock rights
The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Fair value of restricted stock and performance share units vested	$142	$156	$116
Fair value of restricted stock units vested	237	218	189
Unrecognized compensation cost for restricted stock and performance share units	133	154	200
Unrecognized compensation cost for restricted stock units	628	570	497
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	1.3	2.0
Weighted average remaining period to expense for restricted stock units (years)	1.7	1.7	2.1

Schedule of Company's share repurchases
The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2016	2015	2014
Total number of shares repurchased	62.4	13.4	89.1
Average price paid per share	$65.90	$75.82	$74.99
Total cash paid for share repurchases	$4,112	$1,015	$6,683